Leases - Schedule of Net Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Net Minimum Lease Payments [Abstract]
2027	$ 62,744
2028	31,690
2029	7,826
2030	3,189
Total	105,449
Less imputed interest	(4,542)
Finance lease liabilities	100,907	$ 131,097
Finance lease liabilities – current	57,702	59,172
Finance lease liabilities – non-current	$ 43,205	$ 71,925